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February 23, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

    RE:  Columbia U.S. Government Securities Fund, Inc.
         File Nos. 33-08843, CIK 0000801962

    Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies on behalf of the Registrant that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, would not have differed from those contained in the Post-Effective Amendment to the Registration Statement on Form N1-A for the above Registrant as filed electronically with the Securities and Exchange Commission on February 23, 1998.

    Any questions regarding this transmission can be directed to the undersigned at (503) 795-6397.

                                  Sincerely,

                                  /s/ Mark A. Wentzien
                                  ----------------------------------------
                                  Mark A. Wentzien
                                  Associate Counsel
                                  Columbia Funds Management Company